Summary of Operating Loss Carryforwards (Details)	Nov. 30, 2022 USD ($)
Income Tax Disclosure [Abstract]
November 30, 2034	$ 62,531
November 30, 2035	314,236
November 30, 2036	308,944
November 30, 2037	303,261
Indefinite	1,306,760
Total	$ 2,295,732